INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS
INTANGIBLE ASSETS

6. INTANGIBLE ASSETS

	December 31,
	2011	2012
Intangible assets
Intangible assets from Coolsand acquisition (Note 8)	—	37,100
Trident intellectual property (1)	—	16,406
Other software license and technology	—	8,933
	—	62,439

Less: accumulated amortization
Intangible assets from Coolsand acquisition	—	5,764
Trident intellectual property	—	1,511
Other software license and technology	—	256
	—	7,531

Net book value
Intangible assets from Coolsand acquisition	—	31,336
Trident intellectual property	—	14,895
Other software license and technology	—	8,677
	—	54,908

(1)         In March 2012, the Company purchased a non-exclusive, worldwide, non-transferable license from Trident Microsystems, Inc. (“Trident”) to develop, manufacture and sell derivative versions of the Trident SX5 Digital TV System on Chip (“SoC”) platform for a period of 10 years. Total consideration for such license was USD 16 million.

Intangible assets are amortized over the estimated useful life. The estimated useful life of intangible assets acquired from Coolsand and Trident are 5 years and 10 years, respectively. The useful life of the other software license and technology is estimated to be 3 to 10 years. The Company recorded an amortization expense of USD 7,531 for the year ended December 31, 2012,

The Company estimated its amortization expenses from its existing intangible assets as of December 31, 2012 in the future as follows:

2013	11,190
2014	11,190
2015	11,104
2016	10,452
2017	3,486
2018 and thereafter	7,486
54,908

As of December 31, 2012, there is no event or change in circumstances indicating that the carrying amount of the intangible assets may no longer be recoverable and the Company did not provide impairment for the intangible assets.